Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 3 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of June 30, 2018 and December 31, 2017, accounts payable and accrued liabilities amounted to $9,710 and $1,776, respectively. Accounts payable and accrued liabilities are accrued professional fees.

NOTE 3 - ACCRUED LIABILITIES As of December 31, 2017 and 2016, the Company had accrued professional fees of $1,776 and $1,000, respectively.